Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Deferred tax assets
Provision for doubtful receivables	¥ 19,459	¥ 11,622
Net operating loss carry forwards	499,091	290,164
Advertising expenses in excess of deduction limit	466,090	306,510
Others	37,420	23,603
Deferred Tax Assets, Gross	1,022,060	631,899
Less: Valuation allowance	(937,037)	(588,946)	¥ (343,590)	¥ (458,433)
Total deferred tax assets, net	85,023	42,953
Deferred tax liabilities
Acquired intangible assets	214,388	268,171
Fair value change	152,223	0
Fixed Assets One-time Expense	23,108	14,941
Total deferred tax liabilities	¥ 389,719	¥ 283,112